Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	342,310,849.52	19,009
Yield Supplement Overcollateralization Amount 04/30/19	15,040,091.27	0
Receivables Balance 04/30/19	357,350,940.79	19,009
Principal Payments	14,107,550.54	341
Defaulted Receivables	574,328.16	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	14,177,540.69	0
Pool Balance at 05/31/19	328,491,521.40	18,638

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.62%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,118,671.23	145
Past Due 61-90 days	864,897.40	44
Past Due 91-120 days	285,141.64	19
Past Due 121+ days	0.00	0
Total	4,268,710.27	208

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	448,908.40
Aggregate Net Losses/(Gains) - May 2019	125,419.76
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.42%
Prior Net Losses Ratio	0.64%
Second Prior Net Losses Ratio	1.18%
Third Prior Net Losses Ratio	1.05%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.07%

Overcollateralization Target Amount	6,734,076.19
Actual Overcollateralization	6,734,076.19
Weighted Average APR	3.23%
Weighted Average APR, Yield Adjusted	5.49%
Weighted Average Remaining Term	46.49

Flow of Funds	$ Amount

Collections	15,499,823.05
Investment Earnings on Cash Accounts	4,363.07
Servicing Fee	(297,792.45)
Transfer to Collection Account	0.00
Available Funds	15,206,393.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	547,869.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,801,955.70
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,734,076.19
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,099,483.28

Total Distributions of Available Funds	15,206,393.67

Servicing Fee	297,792.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 05/15/19	335,293,477.10
Principal Paid	13,536,031.89
Note Balance @ 06/17/19	321,757,445.21

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2a
Note Balance @ 05/15/19	21,306,738.55
Principal Paid	6,768,015.95
Note Balance @ 06/17/19	14,538,722.60
Note Factor @ 06/17/19	11.6309781%

Class A-2b
Note Balance @ 05/15/19	21,306,738.55
Principal Paid	6,768,015.94
Note Balance @ 06/17/19	14,538,722.61
Note Factor @ 06/17/19	11.6309781%

Class A-3
Note Balance @ 05/15/19	229,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	229,000,000.00
Note Factor @ 06/17/19	100.0000000%

Class A-4
Note Balance @ 05/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	52,030,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	11,650,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	570,878.50
Total Principal Paid	13,536,031.89
Total Paid	14,106,910.39

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	28,586.54
Principal Paid	6,768,015.95
Total Paid to A-2a Holders	6,796,602.49

Class A-2b
One-Month Libor	2.43963%
Coupon	2.53963%
Interest Paid	49,601.96
Principal Paid	6,768,015.94
Total Paid to A-2b Holders	6,817,617.90

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8640772
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4880303
Total Distribution Amount	21.3521075

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2286923
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.1441276
Total A-2a Distribution Amount	54.3728199

A-2b Interest Distribution Amount	0.3968157
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.1441275
Total A-2b Distribution Amount	54.5409432

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	502.51
Noteholders' Principal Distributable Amount	497.49

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	1,664,191.04
Investment Earnings	3,334.78
Investment Earnings Paid	(3,334.78)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04